additional statement of cash flow information (Tables)	6 Months Ended
Jun. 30, 2025
additional statement of cash flow information
Schedule of operating activities and investing activities

	Three months		Six months
Periods ended June 30 (millions)	2025	2024	2025	2024
OPERATING ACTIVITIES
Net change in non-cash operating working capital
Current
Accounts receivable	$34	$(72)	$225	$108
Inventories	81	9	144	(46)
Contract assets	16	12	12	23
Costs incurred to obtain or fulfill contracts with customers (Note 20)	(4)	(16)	(21)	(23)
Prepaid maintenance and other	(65)	(40)	(171)	(168)
Unrealized change in held for trading derivatives (Note 4(d))	(1)	10	(3)	22
Accounts payable and accrued liabilities	(70)	192	(319)	(33)
Income and other taxes receivable and payable, net	(28)	38	(81)	81
Advance billings and customer deposits (Note 24)	(29)	25	(41)	38
Provisions (Note 25)	(5)	(46)	1	(91)
	(71)	112	(254)	(89)

Non-current
Contract assets	31	9	52	24
Unbilled customer finance receivables	20	115	22	67
Unrealized change in held for trading derivatives (Note 4(d))	—	32	—	89
Costs incurred to obtain or fulfill contracts with customers (Note 20)	(14)	(18)	(28)	(34)
Prepaid maintenance	3	2	8	3
Refundable security deposits and other	(5)	(6)	(5)	(1)
Provisions (Note 25)	(26)	(36)	(110)	(43)
Contract liabilities (Note 24, 27)	25	7	35	19
Other post-employment benefit liabilities	1	6	6	4
Other long-term liabilities	5	(4)	—	(2)
	40	107	(20)	126
	$(31)	$219	$(274)	$37

INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences
Capital asset additions
Gross capital expenditures
Property, plant and equipment (Note 17)	$(796)	$(690)	$(1,397)	$(1,326)
Intangible assets subject to amortization (Note 18)	(248)	(299)	(449)	(534)
	(1,044)	(989)	(1,846)	(1,860)
Additions arising from leases (Note 17)	349	261	564	407
Additions arising from non-monetary transactions	17	37	17	37
Capital expenditures (Note 5)	(678)	(691)	(1,265)	(1,416)
Other non-cash items included above
Change in associated non-cash investing working capital	80	25	13	(62)
	$(598)	$(666)	$(1,252)	$(1,478)

Schedule of changes in liabilities arising from financing activities

	Three-month period ended June 30, 2024						Three-month period ended June 30, 2025
		Statement of cash flows		Non-cash changes				Statement of cash flows		Non-cash changes
				Foreign						Foreign
			Redemptions,	exchange					Redemptions,	exchange
	Beginning of	Issued or	repayments or	movement			Beginning of	Issued or	repayments or	movement
(millions)	period	received	payments	(Note 4(e))	Other	End of period	period	received	payments	(Note 4(e))	Other	End of period
Dividends payable to holders of Common Shares	$554	$—	$(554)	$—	$577	$577	$610	$—	$(610)	$—	$634	$634
Dividends reinvested in shares from Treasury	—	—	123	—	(123)	—	—	—	205	—	(205)	—
	$554	$—	$(431)	$—	$454	$577	$610	$—	$(405)	$—	$429	$634
Short-term borrowings	$104	$1,040	$(100)	$—	$—	$1,044	$1,325	$—	$(330)	$(73)	$—	$922
Net-settled derivatives used to manage currency risk arising from U.S. dollar-denominated short-term borrowings – liability (asset)	—	—	—	—	—	—	(6)	—	(60)	67	—	1
	$104	$1,040	$(100)	$—	$—	$1,044	$1,319	$—	$(390)	$(6)	$—	$923

Long-term debt
TELUS Corporation senior notes	$22,194	$—	$(1,100)	$45	$6	$21,145	$21,277	$—	$—	$(238)	$6	$21,045
TELUS Corporation commercial paper	1,172	1,165	(588)	11	—	1,760	2,116	662	(1,690)	(97)	—	991
TELUS Corporation credit facilities	1,144	—	(1,144)	—	—	—	—	770	(764)	(6)	—	—
Other (unsecured)	—	—	—	—	—	—	—	280	—	(7)	—	273
TELUS Communications Inc. debentures	200	—	—	—	—	200	200	—	—	—	—	200
TELUS Corporation junior subordinated notes	—	—	—	—	—	—	—	4,451	—	(5)	(32)	4,414
TELUS International (Cda) Inc. credit facility	1,791	57	(121)	18	—	1,745	1,649	306	(256)	(91)	2	1,610
Other (secured)	282	—	(1)	—	332	613	580	—	(129)	—	117	568
Lease liabilities	2,583	—	(154)	2	257	2,688	2,902	—	(176)	7	360	3,093
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	7	607	(600)	(60)	39	(7)	(65)	1,709	(1,742)	382	(65)	219
	29,373	1,829	(3,708)	16	634	28,144	28,659	8,178	(4,757)	(55)	388	32,413
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(607)	607	—	—	—	—	(1,709)	1,709	—	—	—
	$29,373	$1,222	$(3,101)	$16	$634	$28,144	$28,659	$6,469	$(3,048)	$(55)	$388	$32,413

	Six-month period ended June 30, 2024						Six-month period ended June 30, 2025
		Statement of cash flows		Non-cash changes				Statement of cash flows		Non-cash changes
				Foreign						Foreign
			Redemptions,	exchange					Redemptions,	exchange
	Beginning of	Issued or	repayments or	movement			Beginning of	Issued or	repayments or	movement
(millions)	period	received	payments	(Note 4(e))	Other	End of period	period	received	payments	(Note 4(e))	Other	End of period
Dividends payable to holders of Common Shares	$550	$—	$(1,104)	$—	$1,131	$577	$605	$—	$(1,215)	$—	$1,244	$634
Dividends reinvested in shares from Treasury	—	—	314	—	(314)	—	—	—	408	—	(408)	—
	$550	$—	$(790)	$—	$817	$577	$605	$—	$(807)	$—	$836	$634
Short-term borrowings	$104	$1,040	$(100)	$—	$—	$1,044	$922	$392	$(330)	$(62)	$—	$922
Net-settled derivatives used to manage currency risk arising from U.S. dollar-denominated short-term borrowings – liability (asset)	—	—	—	—	—	—	2	7	(60)	52	—	1
	$104	$1,040	$(100)	$—	$—	$1,044	$924	$399	$(390)	$(10)	$—	$923

Long-term debt
TELUS Corporation senior notes	$20,301	$1,800	$(1,100)	$150	$(6)	$21,145	$22,077	$—	$(800)	$(242)	$10	$21,045
TELUS Corporation commercial paper	1,021	1,876	(1,172)	35	—	1,760	1,404	2,124	(2,440)	(97)	—	991
TELUS Corporation credit facilities	1,144	—	(1,144)	—	—	—	—	770	(764)	(6)	—	—
Other (unsecured)	—	—	—	—	—	—	—	280	—	(7)	—	273
TELUS Communications Inc. debentures	200	—	—	—	—	200	200	—	—	—	—	200
TELUS Corporation junior subordinated notes	—	—	—	—	—	—	—	4,451	—	(5)	(32)	4,414
TELUS International (Cda) Inc. credit facility	1,781	113	(211)	63	(1)	1,745	1,703	507	(509)	(93)	2	1,610
Other (secured)	288	—	(7)	—	332	613	588	—	(137)	—	117	568
Lease liabilities	2,614	—	(332)	8	398	2,688	2,882	—	(369)	19	561	3,093
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	13	1,210	(1,195)	(203)	168	(7)	(68)	2,479	(2,498)	410	(104)	219
	27,362	4,999	(5,161)	53	891	28,144	28,786	10,611	(7,517)	(21)	554	32,413
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long - term debt	—	(1,210)	1,210	—	—	—	—	(2,479)	2,479	—	—	—
	$27,362	$3,789	$(3,951)	$53	$891	$28,144	$28,786	$8,132	$(5,038)	$(21)	$554	$32,413